Description of the business and summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Description of the business and summary of significant accounting policies
Basis of preparation

b)  Basis of preparation

Statement of compliance

These consolidated financial statements comprise the financial statements of the Company and its subsidiaries at December 31, 2018, 2017 and 2016 and for each of the three years in the period ended December 31, 2018 and were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (“functional currency”). The presentation currency of the Company’s consolidated financial statements is the Mexican peso, which is used also for compliance with its legal and tax obligations. All values in the consolidated financial statements are rounded to the nearest thousand (Ps.000), except when otherwise indicated.

The Company has consistently applied its accounting policies to all periods presented in these consolidated financial statements, and provide comparative information in respect of the previous period.

The Company presents an additional statement of financial position at January 1 2017, due to a retrospective application of accounting policies as a result of the adoption of IFRS 15 “Revenue from contracts with customers” See Note 1 x.

Basis of measurement and presentation

The accompanying consolidated financial statements have been prepared under the historical-cost convention, except for derivative financial instruments that are measured at fair value and investments in marketable securities measured at fair value through profit and loss (“FVTPL”). The preparation of the consolidated financial statements in accordance with IFRS requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and notes. Actual results could differ from those estimates.

Basis of consolidation

c)  Basis of consolidation

The accompanying consolidated financial statements comprise the financial statements of the Company and its subsidiaries. At December 31, 2018, 2017 and 2016, for accounting purposes the companies included in the consolidated financial statements are as follows:

	Principal		% Equity interest
Name	Activities	Country	2018	2017	2016
Concesionaria	Air transportation services for passengers, cargo and mail throughout Mexico and abroad	Mexico	100%	100%	100%
Volaris Costa Rica	Air transportation services for passengers, cargo and mail in Costa Rica and abroad	Costa Rica	100%	100%	100%
Vuela, S.A. (“Vuela”)*	Air transportation services for passengers, cargo and mail in Guatemala and abroad	Guatemala	100%	100%	100%

Vuela El Salvador, S.A. de C.V.*	Air transportation services for passengers, cargo and mail in El Salvador and abroad	El Salvador	100%	—	—
Comercializadora Volaris, S.A. de C.V.	Merchandising of services	Mexico	100%	100%	100%
Servicios Earhart, S.A.*	Recruitment and payroll	Guatemala	100%	100%	100%
Servicios Corporativos Volaris, S.A. de C.V. (“Servicios Corporativos”)	Recruitment and payroll	Mexico	100%	100%	100%
Servicios Administrativos Volaris, S.A. de C.V. (“Servicios Administrativos”)	Recruitment and payroll	Mexico	100%	100%	100%
Comercializadora V Frecuenta, S.A. de C.V. (“Loyalty Program”)**	Loyalty Program	México	100%	—	—
Viajes Vuela, S.A. de C.V. (“Viajes Vuela”)(1)	Travel agency	Mexico	100%	100%	100%
Deutsche Bank México, S.A., Trust 1710	Pre-delivery payments financing (Note 5)	Mexico	100%	100%	100%
Deutsche Bank México, S.A., Trust 1711	Pre-delivery payments financing (Note 5)	Mexico	100%	100%	100%
Irrevocable Administrative Trust number F/307750 “Administrative Trust”	Share administration trust (Note 17)	Mexico	100%	100%	100%
Irrevocable Administrative Trust number F/745291	Share administration trust (Note 17)	Mexico	100%	100%	100%
Irrevocable Administrative Trust number CIB/3081 “Administrative Trust”	Share administration trust (Note 17)	Mexico	100%	—	—

*The Companies have not started operations yet in Guatemala and El Salvador.

**The Company has not started operations yet

(1)	With effect from July 16, 2018, the name of the Company was changed from Operaciones Volaris, S.A. de C.V. to Viajes Vuela, S.A. de C.V.

The financial statements of the subsidiaries are prepared for the same reporting period as the parent Company, using consistent accounting policies.

Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Company controls an investee if, and only if, the Company has:

(i)	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee).
(ii)	Exposure, or rights, to variable returns from its involvement with the investee.
(iii)	The ability to use its power over the investee to affect its returns.

When the Company has less than a majority of the voting or similar rights of an investee, the Company considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

(i)	The contractual arrangement with the other vote holders of the investee.
(ii)	Rights arising from other contractual arrangements.
(iii)	The Company’s voting rights and potential voting rights.

The Company re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Company gains control until the date the Company ceases to control the subsidiary.

All intercompany balances, transactions, unrealized gains and losses resulting from intercompany transactions are eliminated in full.

On consolidation, the assets and liabilities of foreign operations are translated into Mexican pesos at the rate of exchange prevailing at the reporting date and their statements of profit or loss are translated at exchange rates prevailing at the dates of the transactions. The exchange differences arising on translation for consolidation are recognized in other comprehensive income (“OCI”). On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is recognized in profit or loss.

Revenue recognition

d)  Revenue recognition

As of January 1, 2018, the Company adopted IFRS 15 using the full retrospective method of adoption, in order to provide comparative results in all periods presented, recognizing the effect in retained earnings as of January 1, 2016.

The main impact of IFRS 15 is the timing of recognition of certain air travel-related services (“ancillaries”). Under the new standard, certain ancillaries are recognized when the Company satisfies its performance obligations which is typically when the air transportation service is rendered (at the time of the flight). This change arises primarily because those ancillaries do not constitute separate performance obligations or represent administrative tasks that do not represent a different promised service and therefore should be accounted for together with the air fare as a single performance obligation of providing passenger transportation. Also, certain complementary services including re-accommodation in other airlines provided to customers are recorded as a reduction of revenues.

The classification of certain ancillary fees in the statement of operations, such as advanced seat selection, fees charged for excess baggage, itinerary changes and other air travel-related services, changed with adoption of IFRS 15, since they are part of the single performance obligation of providing passenger transportation See Note 1 x.

Passenger revenues

Revenues from the air transportation of passengers are recognized at the earlier of when the service is provided or when the non-refundable ticket expires at the date of the scheduled travel.

Ticket sales for future flights are initially recognized as contract liabilities under the caption “unearned transportation revenue” and, once the transportation service is provided by the Company or when the non-refundable ticket expires at the date of the scheduled travel, the earned revenue is recognized as passenger ticket revenues and the unearned transportation revenue is reduced by the same amount. All the Company’s tickets are non-refundable and are subject to change upon a payment of a fee. Additionally, the Company does not operate a frequent flier program.

The most significant passenger revenue includes revenues generated from: (i) fare revenue and (ii) other passenger revenues. Other passenger services include but are not limited to fees charged for excess baggage, bookings through the call center or third-party agencies, advanced seat selection, itinerary changes and charters. They are recognized as revenue when the obligation of passenger transportation service is provided by the Company or when the non-refundable ticket expires at the date of the scheduled travel.

The Company also classifies as other passenger revenue “V Club” and other similar services, which are recognized as revenue over time when the service is provided, since customer simultaneously receives and consumes the benefits provided by the Company.

Non-passenger revenues

The most significant non-passenger revenues include revenues generated from: (i) revenues from other non-passenger services described below and (ii) cargo services.

Revenues from other non-passenger services mainly include but are not limited to commissions charged to third parties for the sale of hotel reservations, trip insurance, rental cars and advertising spaces to third parties. They are recognized as revenue at the time the service is provided.

The Company concluded that the timing of satisfaction of revenue from advertising spaces is to be recognized over time because the customer simultaneously receives and consumes the benefits provided by the Company.

The Company also evaluated the principal versus agent considerations as it relates to certain non-air travel services arrangements with third party providers.  No changes were identified under this analysis as the Company is agent for those services provided by third parties.

Other considerations analyzed as part of revenue from contracts with customers

All revenues offered by the Company including sales of tickets for future flights, other passenger related services and non-passenger revenue must be paid through a full cash settlement. The payment of the transaction price is equal to the cash settlement from the client at the sales time (using different payment options like credit or debit cards, paying through a third party or directly at the counter in cash). There is little or no judgment to determine the point in time of the revenue recognition, and the amount of it. Even if mainly all of the sales of services are initially recognized as contract liabilities, there is no financing component in these transactions.

The cost to obtain a contract is represented by the commissions paid to the travel agencies and the bank commissions charged by the financial institutions for processing electronic transactions (Note 10). The Company does not incur any additional costs to obtain and fulfill a contract that is eligible for capitalization.

Trade receivables are mainly with financial institutions due to transactions with credit and debit cards, and therefore they are non-interest bearing and are mainly on terms of 24 to 48 hours.

The Company has the right of collection at the beginning of the contracts and there are no discounts, payment incentives, bonuses or other variable considerations subsequent to the purchase that could modify the amount of the transaction price.

The Company does not have any obligations for returns, refunds and other similar obligations. All revenues from the Company related to future services, or services are rendered through a period of time less than 12 months.

Breakdown of revenues:

As of December 31, 2018, 2017 and 2016, the revenues from customers of contracts is described as follows:

		At the flight time				At the sale				Total
Revenue recognition as of December 31, 2018	Domestic		International		Domestic		International		Revenues
Passenger Revenues
Fare Revenues	Ps.	12,336,095	Ps.	6,151,763	Ps.	—	Ps.	—	Ps.	18,487,858
Other Passenger Revenues		5,182,572		2,598,375		68,264		43,286		7,892,497
		17,518,667		8,750,138		68,264		43,286		26,380,355
Non-Passenger Revenues
Other Non-Passenger revenues		685,219		12,138		—		—		697,357
Cargo		221,324		6,114		—		—		227,438
Total	Ps.	18,425,210	Ps.	8,768,390	Ps.	68,264	Ps.	43,286	Ps.	27,305,150

		At the flight time				At the sale				Total
Revenue recognition as of December 31, 2017 (Adjusted)	Domestic		International		Domestic		International		Revenues
Passenger Revenues
Fare Revenues	Ps.	12,284,795	Ps.	5,506,522	Ps.	—	Ps.	—	Ps.	17,791,317
Other Passenger Revenues		4,087,664		1,992,696		11,283		6,861		6,098,504
		16,372,459		7,499,218		11,283		6,861		23,889,821
Non-Passenger Revenues
Other Non-Passenger revenues		723,297		4,095		—		—		727,392
Cargo		165,907		5,066		—		—		170,973
Total	Ps.	17,261,663	Ps.	7,508,379	Ps.	11,283	Ps.	6,861	Ps.	24,788,186

		At the flight time				At the sale				Total
Revenue recognition as of December 31, 2016 (Adjusted)	Domestic		International		Domestic		International		Revenues
Passenger Revenues
Fare Revenues	Ps.	11,701,014	Ps.	6,089,116	Ps.	—	Ps.	—	Ps.	17,790,130
Other Passenger Revenues		3,238,826		1,680,626		—		—		4,919,452
		14,939,840		7,769,742		—		—		22,709,582
Non-Passenger Revenues
Other Non-Passenger revenues		587,270		3,085		—		—		590,355
Cargo		166,934		4,689		—		—		171,623
Total	Ps.	15,694,044	Ps.	7,777,516	Ps.	—	Ps.	—	Ps.	23,471,560

Transactions from unearned transportation revenues.

			2017		2016
	2018		Adjusted		Adjusted
January 1,	Ps.	2,293,309	Ps.	2,228,051	Ps.	1,957,254
Deferred		26,254,391		23,714,649		22,778,110
Recognized in revenue during the year		(26,109,184)		(23,649,391)		(22,507,313)
December 31,	Ps.	2,438,516	Ps.	2,293,309	Ps.	2,228,051

The performance obligations related to contract liability are recognized over the 12 following months and are related to the scheduled flights and other passenger services purchased by the client in advance.

Cash and cash equivalents

e)  Cash and cash equivalents

Cash and cash equivalents are represented by bank deposits and highly liquid investments with maturities of 90 days or less at the original purchase date.

For the purposes of the consolidated statements of cash flows, cash and cash equivalents consist of cash and short-term investments as defined above.

Financial instruments initial recognition and subsequent measurement

f)  Financial instruments -initial recognition and subsequent measurement

A financial instrument is any contract that gives rise to a financial asset for one entity and a financial liability or equity instrument for another entity.

i)  Financial assets

Initial recognition

Classification of financial assets and initial reccognition

The Company determines the classification and measurement of financial assets, in accordance with the categories in IFRS 9, which are based on both: the characteristics of the contractual cash flows of these assets and the business model objective for holding them.

Financial assets include those carried at FVTPL, whose objective to hold them is for trading purposes (short-term investments), or at amortized cost, for accounts receivables held to collect the contractual cash flows, which are characterized by solely payments of principal and interest (“SPPI”). Derivative financial instruments are also considered financial assets when these represent contractual rights to receive cash or another financial asset.

All the Company’s financial assets are initially recognized at fair value, including derivative financial instruments.

Subsequent measurement

The subsequent measurement of financial assets depends on their initial classification, as is described below:

1.	Financial assets at FVTPL which include financial assets held for trading.
2.	Financial assets at amortized cost, whose characteristics meet the SPPI criterion and were originated to be held to collect principal and interest in accordance with the Company’s business model.
3.	Derivative financial instruments are designated for hedging purposes under the cash flow hedge (“CFH”) accounting model and are measured at fair value.

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized when:

a)	The rights to receive cash flows from the asset have expired;
b)

The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (i) the Company has transferred substantially all the risks and rewards of the asset, or (ii) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset; or

When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if and to what extent it has retained the risks and rewards of ownership.  When it has neither transferred nor retained substantially all the risks and rewards of the asset, nor transferred control of the asset, the asset is recognized to the extent of the Company’s continuing involvement in the asset.

In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

ii)  Impairment of financial assets

The Company assesses, at each reporting date, whether there is objective evidence that a financial asset or a group of financial assets is impaired in the Cash Generating Units (CGU). An impairment exists if one or more events has occurred since the initial recognition of an asset (an incurred ‘loss event’), that has an impact on the estimated future cash flows of the financial asset or the group of financial assets that can be reliably estimated.

Evidence of impairment may include indications that the debtors or a group of debtors is experiencing significant financial difficulty, default or delinquency in receivable, the probability that they will enter bankruptcy or other financial reorganization and observable data indicating that there is a measurable decrease in the estimated cash flows, such as changes in arrears or economic conditions that correlate with defaults.

Further disclosures related to impairment of financial assets are also provided in Note 2vi) and Note 8.

For trade receivables, the Company records allowance for credit losses in accordance with the objective evidence of the incurred losses.

Based on this evaluation, allowances are taken into account for the expected losses of these receivables. For the years ended December 31, 2018, 2017 and 2016, the Company recorded expected credit losses on accounts receivable of Ps.10,621, Ps.4,720 and Ps.9,164, respectively (Note 8).

iii)  Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at FVTPL, loans and borrowings, accounts payables to suppliers, unearned transportation revenue, other accounts payable and financial instruments.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

Subsequent measurement

The measurement of financial liabilities depends on their classification as described below:

Financial liabilities at amortized cost

Accounts payable, are subsequently measured at amortized cost and do not bear interest or result in gains and losses due to their short-term nature.

Loans and borrowings are the category most relevant to the Company. After initial recognition at fair value (consideration received), interest bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on issuance and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the consolidated statements of operations. This amortized cost category generally applies to interest-bearing loans and borrowings (Note 5).

Financial liabilities at FVTPL

Financial liabilities at FVTPL include financial liabilities under the fair value option, which are classified as held for trading, if they are acquired for the purpose of selling them in the near future. This category includes derivative financial instruments that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. During the years ended December 31, 2018, 2017 and 2016 the Company has did not designated any financial liability as at FVTPL.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability.

The difference in the respective carrying amounts is recognized in the consolidated statements of operations.

Offsetting of financial instruments

Financial assets and financial liabilities are offset, and the net amount is reported in the consolidated statement of financial position if there is:

(i)	A currently enforceable legal right to offset the recognized amounts, and

An intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

Other accounts receivable
(i)

g)  Other accounts receivable

Other accounts receivables are due primarily from major credit card processors associated with the sales of tickets and are stated at cost less allowances made for credit losses, which approximates fair value given their short-term nature.

Inventories

h)  Inventories

Inventories consist primarily of flight equipment expendable parts, materials and supplies, and are initially recorded at acquisition cost. Inventories are carried at the lower of cost and their net realization value. The cost is determined on the basis of the method of specific identification and expensed when used in operations.

Intangible assets

i)  Intangible assets

Cost related to the purchase or development of computer software that is separable from an item of related hardware is capitalized separately and amortized over the period in which it will generate benefits not exceeding five years on a straight-line basis. The Company annually reviews the estimated useful lives and salvage values of intangible assets and any changes are accounted for prospectively.

The Company records impairment charges on intangible assets used in operations when events and circumstances indicate that the assets or related cash generating unit may be impaired and the carrying amount of a long-lived asset or cash generating unit exceeds its recoverable amount, which is the higher of (i) its fair value less cost to sell, and (ii) its value in use.

The value in use calculation is based on a discounted cash flow model, using our projections of operating results for the near future. The recoverable amount of long-lived assets is sensitive to the uncertainties inherent in the preparation of projections and the discount rate used in the calculation.

Guarantee deposits

j)  Guarantee deposits

Guarantee deposits consist primarily of aircraft maintenance deposits paid to lessors, deposits for rent of flight equipment and other guarantee deposits. Aircraft and engine deposits are held by lessors in U.S. dollars and are presented as current assets and non-current assets, based on the recovery dates of each deposit established in the related agreements (Note 11).

Aircraft maintenance deposits paid to lessors

Most of the Company’s lease agreements require the Company to pay maintenance deposits to aircraft lessors to be held as collateral in advance of the Company’s performance of major maintenance activities. These lease agreements provide that maintenance deposits are reimbursable to the Company upon completion of the maintenance event in an amount equal to the lesser of (i) the amount of the maintenance deposits held by the lessor associated with the specific maintenance event, or (ii) the qualifying costs related to the specific maintenance event.

Substantially all these maintenance deposits are calculated based on a utilization measure of the leased aircrafts and engines, such as flight hours or cycles, and are used solely to collateralize the lessor for maintenance time run off the aircraft and engines until the completion of the maintenance of the aircraft and engines.

Maintenance deposits expected to be recovered from lessors are reflected as guarantee deposits in the accompanying consolidated statement of financial position. These deposits are recorded as a monetary asset and are revaluated in order to record the foreign currency changes at each reported period. The portion of prepaid maintenance deposits that is deemed unlikely to be recovered, primarily relating to the rate differential between the maintenance deposits and the expected cost for the next related maintenance event that the deposits serve to collateralize, is recognized as supplemental rent in the consolidated statements of operations. Thus, any excess of the required deposit over the expected cost of the major maintenance event is recognized as supplemental rent in the consolidated statements of operations starting from the period the determination is made. For the years ended December 31, 2018, 2017 and 2016, the Company expensed as supplemental rent Ps.87,019, Ps.103,648 and Ps.143,923, respectively.

Any usage-based maintenance deposits to be paid to the lessor, related with a major maintenance event that (i) is not expected to be performed before the expiration of the lease agreement, (ii) is nonrefundable to the Company and (iii) is not substantively related to the maintenance of the leased asset, is accounted for as supplemental rent in the consolidated statements of operations. The Company records lease payment as supplemental rent when it becomes probable and reasonably estimable that the maintenance deposits payments will not be refunded.

During the year ended December 31, 2018, 2017 and 2016, the Company added ten, five and 17 new net aircraft to its fleet, respectively. Some lease agreements of these aircraft do not require the obligation to pay maintenance deposits to lessors in advance in order to ensure major maintenance activities, so the Company does not record guarantee deposits regarding these aircraft. However, some lease agreements provide the obligation to make a maintenance adjustment payment to the lessors at the end of the contract period.

The maintenance adjustment covers maintenance events that are not expected to be made before the termination of the contract; for such agreements the Company accrues a liability related to the amount of the costs to be incurred at the lease term, since no maintenance deposits had been made, Note 15c). The Company recognizes supplemental rent as incurred in the consolidated statement of operations.

For the years ended December 31, 2018, 2017 and 2016, the Company expensed as supplemental rent for these maintenance tasks Ps.212,582, Ps.162,108 and Ps.201,434, respectively.

The Company makes certain assumptions at the inception of the lease and at each consolidated statement of financial position date to determine the recoverability of maintenance deposits. These assumptions are based on various factors such as the estimated time between the maintenance events, the date the aircraft is due to be returned to the lessor, and the number of flight hours the aircraft and engines is estimated to be utilized before it is returned to the lessor.

In the event that lease extensions are negotiated, any extension benefit is recognized as a deferred lease incentive. The aggregate benefit of extension is recognized as a reduction of rental expense on a straight-line basis, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed.

During the years ended December 31, 2018, 2017 and 2016, the Company extended the lease term of two, three and two aircraft agreements, respectively. Additionally, the Company extended the lease term of two spare engines in 2018 and two spare engines during 2017. These extensions made available to the Company maintenance deposits that were recognized in prior periods in the consolidated statements of operations as supplemental rent of Ps.0, Ps.65,716 and Ps.92,528 during 2018, 2017 and 2016, respectively. The maintenance event for which the maintenance deposits were previously expensed was scheduled to occur after the original lease term and as such the supplemental rental payments were expensed. However, when the leases were amended the maintenance deposits amounts became probable of recovery due to the longer lease term and as such they are being recognized as an asset.

The effect of these lease extensions were recognized as a guarantee deposit and a lease incentive in the consolidated statements of financial position at the time of lease extension.

Because the lease extension benefits are considered lease incentives, the benefits are deferred in the statement of financial position and are being recognized on a straight-line basis over the remaining revised lease terms. For the years ended December 31, 2018, 2017 and 2016, the Company amortized Ps.84,637, Ps.88,224 and Ps.74,748, respectively, of lease incentives which was recognized as a reduction of rent expenses in the consolidated statements of operations.

Aircraft and engine maintenance

k)  Aircraft and engine maintenance

The Company is required to conduct various levels of aircraft maintenance. Maintenance requirements depend on the type of aircraft, age and the route network over which it operates.

Fleet maintenance requirements may involve short cycle engineering checks, for example, component checks, monthly checks, annual airframe checks and periodic major maintenance and engine checks.

Aircraft maintenance and repair consists of routine and non-routine works, divided into three general categories: (i) routine maintenance, (ii) major maintenance and (iii) component service.

(i)  Routine maintenance requirements consist of scheduled maintenance checks on the Company’s aircraft, including pre-flight, daily, weekly and overnight checks, any diagnostics and routine repairs and any unscheduled tasks performed as required. These type of maintenance events are currently serviced by Company mechanics and are primarily completed at the main airports that the Company currently serves.

All other maintenance activities are sub-contracted to qualified maintenance business partner, repair and overhaul organizations. Routine maintenance also includes scheduled tasks that can take from seven to 14 days to accomplish and typically are required approximately every 22 months.

All routine maintenance costs are expensed as incurred.

(ii)  Major maintenance consists of a series of more complex tasks that can take up to six weeks to accomplish and typically are required approximately every five to six years.

Major maintenance is accounted for under the deferral method, whereby the cost of major maintenance and major overhaul and repair is capitalized (leasehold improvements to flight equipment) and amortized over the shorter of the period to the next major maintenance event or the remaining contractual lease term. The next major maintenance event is estimated based on assumptions including estimated usage. The United States Federal Aviation Administration (“FAA”) and the Mexican Civil Aeronautic Authority (Dirección General de Aeronáutica Civil, or “DGAC”) mandate maintenance intervals and average removal times as suggested by the manufacturer.

These assumptions may change based on changes in the utilization of aircraft, changes in government regulations and suggested manufacturer maintenance intervals. In addition, these assumptions can be affected by unplanned incidents that could damage an airframe, engine, or major component to a level that would require a heavy maintenance event prior to a scheduled maintenance event. To the extent the planned usage increases, the estimated life would decrease before the next maintenance event, resulting in additional expense over a shorter period.

During the years ended December 31, 2018, 2017 and 2016, the Company capitalized major maintenance events as part of leasehold improvements to flight equipment for an amount of Ps.676,457, Ps.529,331 and Ps.226,526, respectively (Note 12).

For the years ended December 31, 2018, 2017 and 2016, the amortization of major maintenance leasehold improvement costs was Ps.313,464, Ps.382,745 and Ps.404,659 respectively (Note 12). The amortization of deferred maintenance costs is recorded as part of depreciation and amortization in the consolidated statements of operations.

(iii)  The Company has a power-by-the hour agreement for component services, which guarantees the availability of aircraft parts for the Company’s fleet when they are required. It also provides aircraft parts that are included in the redelivery conditions of the contract (hard time) without constituting an additional cost at the time of redelivery. The monthly maintenance cost associated with this agreement is recognized as incurred in the consolidated statements of operations.

The Company has an engine flight hour agreement (component repair agreement), that guarantees a cost per overhaul, provides miscellaneous engines coverage, caps the cost of foreign objects damage events, ensures there is protection from annual escalations, and grants an annual credit for scrapped components. The cost associated with the miscellaneous engines coverage is recorded monthly as incurred in the consolidated statements of operations.

Rotable spare parts, furniture and equipment, net

l)  Rotable spare parts, furniture and equipment, net

Rotable spare parts, furniture and equipment, are recorded at cost and are depreciated to estimated residual values over their estimated useful lives using the straight-line method.

Aircraft spare engines have significant components with different useful lives; therefore, they are accounted for as separate items (major components) of spare engine parts (Note 12d).

Pre-delivery payments refer to prepayments made to aircraft and engine manufacturers during the manufacturing stage of the aircraft.

The borrowing costs related to the acquisition or construction of a qualifying asset are capitalized as part of the cost of that asset.

During the years ended December 31, 2018, 2017 and 2016, the Company capitalized borrowing costs which amounted to Ps.357,920 Ps.193,389 and Ps.95,445, respectively (Note 21). The rate used to determine the amount of borrowing cost was 4.41%,  3.30% and 2.88%, for the years ended December 31, 2018, 2017 and 2016, respectively.

Depreciation rates are as follows:

Annual
depreciation rate
Aircraft parts and rotable spare parts	8.3-16.7%
Aircraft spare engines	4.0-8.3%
Standardization	Remaining contractual lease term
Computer equipment	25%
Communications equipment	10%
Office furniture and equipment	10%
Electric power equipment	10%
Workshop machinery and equipment	10%
Service carts on board	20%
Leasehold improvements to flight equipment	The shorter of: (i) remaining contractual lease term, or (ii) the next major maintenance event

The Company reviews annually the useful lives and salvage values of these assets and any changes are accounted for prospectively.

The Company assesses, at each reporting date, whether there is an objective evidence that rotable spare parts, furniture and equipment is impaired in the Cash Generating Unit (CGU). The Company identified only one CGU, which is the fleet. The Company records impairment charges on rotable spare parts, furniture and equipment used in operations when events and circumstances indicate that the assets may be impaired or when the carrying amount of a long-lived asset or related cash generating unit exceeds its recoverable amount, which is the higher of (i) its fair value less cost to sell and (ii) its value in use.

The value in use calculation is based on a discounted cash flow model, using projections of operating results for the near future. The recoverable amount of long-lived assets is sensitive to the uncertainties inherent in the preparation of projections and the discount rate used in the calculation.

During 2018, the Company performed its annual impairment test. The recoverable amount of rotable spare parts, furniture and equipment assets was determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management, covering a five-year period. The projected cash flows have been updated to reflect the future operating cashflows. It was concluded that the fair value less costs of disposal did not exceed the value in use. Consequently, for the years ended December 31, 2018, 2017 and 2016, there were no impairment charges recorded in respect of the Company’s value of rotable, spare parts, furniture and equipment.

Foreign currency transactions and exchange differences

m)  Foreign currency transactions and exchange differences

The Company’s consolidated financial statements are presented in Mexican peso, which is the reporting and functional currency of the parent company. For each subsidiary, the Company determines the functional currency and items included in the financial statements of each entity are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”).

The financial statements of foreign subsidiaries prepared under IFRS and denominated in their respective local currencies, are translated into the functional currency as follows:

•	Transactions in foreign currencies are translated into the respective functional currencies at the exchange rates at the dates of the transactions.
•	All monetary assets and liabilities were translated at the exchange rate at the consolidated statement of financial position date.
•	All non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.
•	Equity accounts are translated at the prevailing exchange rate at the time the capital contributions were made and the profits were generated.
•	Revenues, costs and expenses are translated at the average exchange rate during the applicable period.

Any differences resulting from the currency translation are recognized in the consolidated statements of operations.

For the year ended December 31, 2018, 2017 and 2016, the exchange rates of local currencies translated to functional currencies are as follows:

			Exchange rates of local				Exchange rates of local				Exchange rates of local
			currencies translated to				currencies translated to				currencies translated to
			functional currencies				functional currencies				functional currencies
			Average				Average				Average
	Local	Functional	exchange rate		Exchange rate		exchange rate		Exchange rate		exchange rate		Exchange rate
Country	currency	currency	for 2018		as of 2018		for 2017		as of 2017		for 2016		as of 2016
Costa Rica	Colon	U.S. dollar	₵.	580.8534	₵.	609.6100	₵.	572.2000	₵.	572.5600	₵.	564.3332	₵.	561.1000
Guatemala	Quetzal	U.S. dollar	Q.	7.5337	Q.	7.7440	Q.	7.3509	Q.	7.3448	Q.	7.4931	Q.	7.5221

The exchange rates used to translate the above amounts to Mexican pesos at December 31, 2018, 2017 and 2016, were Ps.19.6829, Ps.19.7354 and Ps.20.6640, respectively, per U.S. dollar.

Foreign currency differences arising on translation into the presentation currency are recognized in OCI. Exchange differences on translation of foreign entities for the year ended December 31, 2018, 2017 and 2016, were Ps.22,156, Ps.(7,178) and Ps.(4,756), respectively.

Liabilities and provisions

.

n)  Liabilities and provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

For the operating leases, the Company is contractually obligated to return the leased aircraft in a specific condition. The Company accrues for restitution costs related to aircraft held under operating leases throughout the term of the lease, based upon the estimated cost of satisfying the return condition criteria for each aircraft. These return obligations are related to the costs to be incurred in the reconfiguration of aircraft (interior and exterior), painting, carpeting and other costs, which are estimated based on current cost adjusted for inflation. The return obligation is estimated at the inception of each leasing arrangement and recognized over the term of the lease (Note 15c).

The Company records aircraft lease return obligation reserves based on the best estimate of the return obligation costs under each aircraft lease agreement.

The aircraft lease agreements of the Company also require that the aircraft and engines be returned to lessors under specific conditions of maintenance. The costs of return, which in no case are related to scheduled major maintenance, are estimated and recognized ratably as a provision from the time it becomes likely such costs will be incurred and can be estimated reliably. These return costs are recognized on a straight-line basis as a component of supplemental rent and the provision is included as part of other liabilities, through the remaining lease term. The Company estimates the provision related to airframe, engine overhaul and limited life parts using certain assumptions including the projected usage of the aircraft and the expected costs of maintenance tasks to be performed. For the years ended December 31, 2018, 2017 and 2016, the Company expensed as supplemental rent Ps.659,106, Ps.851,410 and Ps.933,730, respectively.

Employee benefits

o)  Employee benefits

i)   Personnel vacations

The Company and its subsidiaries in Mexico and Central America recognize a reserve for the costs of paid absences, such as vacation time, based on the accrual method.

ii)  Termination benefits

The Company recognizes a liability and expense for termination benefits at the earlier of the following dates:

a)  When it can no longer withdraw the offer of those benefits; and

b)  When it recognizes costs for a restructuring that is within the scope of IAS 37, Provisions, Contingent Liabilities and Contingent Assets, and involves the payment of termination benefits.

The Company is demonstrably committed to a termination when, and only when, it has a detailed formal plan for the termination and is without realistic possibility of withdrawal.

For the years ended December 31, 2018, 2017 and 2016, no termination benefits provision has been recognized.

iii)  Seniority premiums

In accordance with Mexican Labor Law, the Company provides seniority premium benefits to the employees which rendered services to its Mexican subsidiaries under certain circumstances. These benefits consist of a one-time payment equivalent to 12 days’ wages for each year of service (at the employee’s most recent salary, but not to exceed twice the legal minimum wage), payable to all employees with 15 or more years of service, as well as to certain employees terminated involuntarily prior to the vesting of their seniority premium benefit.

Obligations relating to seniority premiums other than those arising from restructurings, are recognized based upon actuarial calculations and are determined using the projected unit credit method.

The latest actuarial computation was prepared as of December 31, 2018.

Remeasurement gains and losses are recognized in full in the period in which they occur in OCI. Such remeasurement gains and losses are not reclassified to profit or loss in subsequent periods.

The defined benefit asset or liability comprises the present value of the defined benefit obligation using a discount rate based on government bonds (Certificados de la Tesorería de la Federación, or “CETES” in Mexico), less the fair value of plan assets out of which the obligations are to be settled.

For entities in Costa Rica and Guatemala there is no obligation to pay seniority premium or other retirement benefits.

iv)  Incentives

The Company has a quarterly incentive plan for certain personnel whereby cash bonuses are awarded for meeting certain performance targets. These incentives are payable shortly after the end of each quarter and are accounted for as a short-term benefit under IAS 19, Employee Benefits. A provision is recognized based on the estimated amount of the incentive payment.

During the years ended December 31, 2018, 2017 and 2016 the Company expensed Ps.67,680, Ps.48,384 and Ps.40,829, respectively, as quarterly incentive bonuses, recorded under the caption salaries and benefits.

During the year ended December 31, 2015, the Company adopted a new short-term benefit plan for certain key personnel whereby cash bonuses are awarded when certain Company’s performance targets are met. These incentives are payable shortly after the end of each year and also are accounted for as a short-term benefit under IAS 19. A provision is recognized based on the estimated amount of the incentive payment. During the years ended December 31, 2018, 2017 and 2016 the Company recorded an expense for an amount of Ps.50,000, Ps.0, and Ps.53,738, respectively, under the caption salaries and benefits.

v)  Long-term incentive plan (“LTIP”) and long term retention plan (LTRP)

The Company has adopted a Long-term incentive plan (“LTIP”). This plan consists of a share purchase plan (equity-settled) and a share appreciation rights “SARs” plan (cash settled), and therefore accounted under IFRS 2 “Shared based payments”. This incentive plan has been granting annual extensions in the same terms from the original granted in 2014.

During 2018, the Company approved a new long-term retention plan (“LTRP”), which consisted in a purchase plan (equity-settled). This plan does not include cash compensations granted through appreciation rights on the Company's shares. The retention plans granted in previous periods will continue in full force and effect until their respective due dates and the cash compensation derived from them will be settled according to the conditions established in each plan.

vi)  Share-based payments

a)   LTIP

● Share purchase plan (equity-settled)

Certain key employees of the Company receive additional benefits through a share purchase plan denominated in Restricted Stock Units (“RSUs”), which has been classified as an equity-settled share-based payment. The cost of the equity-settled share purchase plan is measured at grant date, taking into account the terms and conditions on which the share options were granted. The equity-settled compensation cost is recognized in the consolidated statement of operations under the caption of salaries and benefits, over the requisite service period (Note 17).

During the years ended December 31, 2018, 2017 and 2016, the Company expensed Ps19,980, Ps.13,508 and Ps.7,816, respectively, related to RSUs granted under the LTIP and LTRP. The expenses were recorded under the caption salaries and benefits.

● SARs plan (cash settled)

The Company granted SARs to key employees, which entitle them to a cash payment after a service period. The amount of the cash payment is determined based on the increase in the share price of the Company between the grant date and the time of exercise. The liability for the SARs is measured, initially and at the end of each reporting period until settled, at the fair value of the SARs, taking into account the terms and conditions on which the SARs were granted. The compensation cost is recognized in the consolidated statement of operations under the caption of salaries and benefits, over the requisite service period (Note 17).

During the years ended December 31, 2018, 2017 and 2016, the Company recorded a (benefit) expense for Ps.(186), Ps.(8,999), Ps.31,743, respectively, related to the SARs included in the LTIP. These amounts were recorded under the caption salaries and benefits.

b)   Management incentive plan (“MIP”)

● MIP I

Certain key employees of the Company receive additional benefits through a share purchase plan, which has been classified as an equity-settled share-based payment. The equity-settled compensation cost is recognized in the consolidated statement of operations under the caption of salaries and benefits, over the requisite service period (Note 17). The total cost of this plan has been totally recognized during the required service period.

● MIP II

On February 19, 2016, the Board of Directors of the Company authorized an extension to the MIP for certain key employees, this plan was named MIP II. In accordance with this plan, the Company granted SARs to key employees, which entitle them to a cash payment after a service period. The amount of the cash payment is determined based on the increase in the share price of the Company between the grant date and the time of exercise. The liability for the SARs is measured initially and at the end of each reporting period until settled at the fair value of the SARs, taking into account the terms and conditions on which the SARs were granted. The compensation cost is recognized in the consolidated statement of operations under the caption of salaries and benefits, over the requisite service period (Note 17).

During the years ended December 31, 2018, 2017 and 206, the Company recorded a (benefit) expense for Ps.(5,052), Ps.(16,499) and Ps.54,357, respectively, related to MIP II into the consolidated statement of operations.

c)  Board of Directors Incentive Plan (BODIP)

Certain members of the Board of Directors of the Company receive additional benefits through a share-based plan, which has been classified as an equity-settled share-based payment and therefore accounted under IFRS 2 “Shared based payments”.

In April 2018, the Board of Directors of the Company authorized a Board of Directors Incentive Plan “BoDIP”, for the benefit of certain board members. The BoDIP grants options to acquire shares of the Company or CPOs during a four years period with an exercise price share at Ps.16.12, which was determined on the grant date. Under this plan, no service or performance conditions are required to the board members for exercise the option to acquire shares, and therefore, they have the right to request the delivery of those shares at the time they pay for them.

vii)  Employee profit sharing

The Mexican Income Tax Law (“MITL”), establishes that the base for computing current year employee profit sharing shall be the taxpayer’s taxable income of the year for income tax purposes, including certain adjustments established in the Income Tax Law, at the rate of 10%. For the years ended December 2018, 2017 and 2016, the employee profit sharing is Ps.14,106, Ps.8,342 and Ps.9,967, respectively, and is presented as an expense in the consolidated statements of operations. Subsidiaries in Central America do not have such profit sharing benefit, as it is not required by local regulation.

Leases

p)   Leases

The determination of whether an arrangement is, or contains a lease, is based on the substance of the arrangement at inception date, whether fulfillment of the arrangement is dependent on the use of a specific asset or assets or the arrangement conveys a right to use the asset, even if that right is not explicitly specified in an arrangement.

Property and equipment lease agreements are recognized as finance leases if the risks and benefits incidental to ownership of the leased assets have been transferred to the Company when (i) the ownership of the leased asset is transferred to the Company upon termination of the lease; (ii) the agreement includes an option to purchase the asset at a reduced price; (iii) the term of the lease is for the major part of the economic life of the leased asset; (iv) the present value of minimum lease payments is at least substantially all of the fair value of the leased asset; or (v) the leased asset is of a specialized nature for the Company.

When the risks and benefits incidental to the ownership of the leased asset remain mostly with the lessor, they are classified as operating leases and rental payments are charged to results of operations on a straight-line over the term of the lease.

The Company’s lease contracts for aircraft, engines and components parts are classified as operating leases.

Sale and leaseback

The Company enters into sale and leaseback agreements whereby an aircraft or engine is sold to a lessor upon delivery and the lessor agrees to lease such aircraft or engine back to the Company. Leases under sale and leaseback agreements meet the conditions for treatment as operating leases. If a sale and lease back transaction is at fair value and results as an operating lease, any profit or loss is recognized immediately.

Other taxes and fees payable

q)   Other taxes and fees payable

The Company is required to collect certain taxes and fees from customers on behalf of government agencies and airports and to remit these to the applicable governmental entity or airport on a periodic basis. These taxes and fees include federal transportation taxes, federal security charges, airport passenger facility charges, and foreign arrival and departure fees. These charges are collected from customers at the time they purchase their tickets, but are not included in passenger revenue. The Company records a liability upon collection from the customer and discharges the liability when payments are remitted to the applicable governmental entity or airport.

Income taxes

r)   Income taxes

Current income tax

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the tax authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date.

Current income tax relating to items recognized directly in equity is recognized in equity. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred tax

Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax liabilities are recognized for all taxable temporary differences, except, in respect of taxable temporary differences associated with investments in subsidiaries when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carry-forward of unused tax credits and any available tax losses to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry-forward of unused tax credits and available tax losses can be utilized, except, in respect of deductible temporary differences associated with investments in subsidiaries deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profits will be available against which the temporary differences can be utilized.

The Company considers the following criteria in assessing the probability that taxable profit will be available against which the unused tax losses or unused tax credits can be utilized: (a) whether the entity has sufficient taxable temporary differences relating to the same taxation authority and the same taxable entity, which will result in taxable amounts against which the unused tax losses or unused tax credits can be utilized before they expire; (b) whether it is probable that the Company will have taxable profits before the unused tax losses or unused tax credits expire; (c) whether the unused tax losses result from identifiable causes which are unlikely to recur; and (d) whether tax planning opportunities are available to the Company that will create taxable profit in the period in which the unused tax losses or unused tax credits can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax relating to items recognized outside profit or loss is recognized outside profit or loss. Deferred tax items are recognized in correlation to the underlying transaction in OCI.

Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

The charge for income taxes incurred is computed based on tax laws approved in Mexico, Costa Rica and Guatemala at the date of the consolidated statement of financial position.

Derivative financial instruments and hedge accounting

s)   Derivative financial instruments and hedge accounting

The Company mitigates certain financial risks, such as volatility in the price of jet fuel, adverse changes in interest rates and exchange rate fluctuations, through a risk management program that includes the use of derivative financial instruments.

In accordance with IFRS 9, derivative financial instruments are recognized in the consolidated statement of financial position at fair value. At inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which it wishes to apply hedge accounting, as well as the risk management objective and strategy for undertaking the hedge. The documentation includes the hedging strategy and objective, identification of the hedging instrument, the hedged item or transaction, the nature of the risks being hedged and how the entity will assess the effectiveness of changes in the hedging instrument’s fair value in offsetting the exposure to changes in the hedged item’s fair value or cash flows attributable to the hedged risk(s).

Only if such hedges are expected to be effective in achieving offsetting changes in fair value or cash flows of the hedge item(s) and are assessed on an ongoing basis to determine that they have been effective throughout the financial reporting periods for which they were designated, hedge accounting treatment can be used.

Under the cash flow hedge (CFH) accounting model, the effective portion of the hedging instrument’s changes in fair value is recognized in OCI, while the ineffective portion is recognized in current year earnings. During the years ended December 31, 2018, 2017 and 2016, there was no ineffectiveness with respect to derivative financial instruments. The amounts recognized in OCI are transferred to earnings in the period in which the hedged transaction affects earnings.

The realized gain or loss of derivative financial instruments that qualify as CFH is recorded in the same caption of the hedged item in the consolidated statement of operations.

Accounting for the time value of options

The Company accounts for the time value of options in accordance with IFRS 9, which requires all derivative financial instruments to be initially recognized at fair value. Subsequent measurement for options purchased and designated as CFH requires that the option’s changes in fair value be segregated into its intrinsic value (which will be considered the hedging instrument’s effective portion in OCI) and its correspondent changes in extrinsic value (time value and volatility). The extrinsic value changes will be considered as a cost of hedging (recognized in OCI in a separate component of equity) and accounted for in income when the hedged items also are recognized in income.

Financial instruments - Disclosures

t)   Financial instruments — Disclosures

IFRS 7 requires a three-level hierarchy for fair value measurement disclosures and requires entities to provide additional disclosures about the relative reliability of fair value measurements (Notes 4 and 5).

Treasury shares

u)   Treasury shares

The Company’s equity instruments that are reacquired (treasury shares), are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of treasury shares. Any difference between the carrying amount and the consideration received, if reissued, is recognized in additional paid in capital.

Share-based payment options exercised during the reporting period are settled with treasury shares (Note 17).

Operating segments

v)   Operating segments

Management of Controladora monitors the Company as a single business unit that provides air transportation and related services, accordingly it has only one operating segment.

The Company has two geographic areas identified as domestic (Mexico) and international (United States of America and Central America) Note 24.

Current versus non-current classification

w)   Current versus non-current classification

The Company presents assets and liabilities in the consolidated statement of financial position based on current/non-current classification. An asset is current when it is: (i) expected to be realized or intended to be sold or consumed in normal operating cycle, (ii) expected to be realized within twelve months after the reporting period, or, (iii) cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period. All other assets are classified as non-current.

A liability is current when: (i) it is expected to be settled in normal operating cycle, (ii) it is due to be settled within twelve months after the reporting period, or, (iii) there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period. The Company classifies all other liabilities as non-current. Deferred tax assets and liabilities are classified as noncurrent assets and liabilities.

Impact of new International Financial Reporting Standards

x)   Impact of new International Financial Reporting Standards

New and amended standards and interpretations already effective

The Company applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after January 1, 2018. The Company has not early adopted any other standard interpretation or amendment that has been issued but is not yet effective different from IFRS 9 that was adopted in the 2014 consolidated financial statements.

Although these new standards and amendments applied for the first time in 2018, except for IFRS 15, they did not have a material impact on the annual consolidated financial statements of the Company. The nature and the impact of these changes to each new standard and amendment are described below:

IFRIC 22 — Foreign Currency Transactions and Advance Considerations

IFRIC 22 clarifies that the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the advance consideration.

This interpretation does not have any impact on the Company’s consolidated financial statements.

IFRS 15 Revenue from Contracts with Customers

IFRS 15 was issued in May 2014 and amended in April 2016 and establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer. The principles in IFRS 15 provide a more structured approach to measuring and recognizing revenue. The new revenue standard will supersede all current revenue recognition requirements under IFRS. IFRS 15 also requires additional disclosures about the nature, timing, and uncertainty of revenue cash flows arising from customer contracts, including significant judgments and changes in judgments.

The Company adopted the new standard on the required effective date as of January 1, 2018, using the full retrospective method of adoption, in order to provide for comparative results in all periods presented, recognizing the effect in retained earnings as of January 1, 2016.

In 2018, the Company modified certain amounts in the consolidated statements of financial position as of December 31, 2017 and in the consolidated statements of operations for the years period ended December 31, 2017 and 2016 as required by IAS 1 Presentation of Financial Statements, as part of the effect of adopting IFRS 15 is, as follows:

Impact of adoption on the consolidated statements of financial position

	As previously				Adjusted
	reported as of				As of December
	December 31, 2017		Adjustment		31, 2017
Short-term liabilities
Unearned transportation revenue	Ps.	2,161,636	Ps.	131,673	Ps.	2,293,309

Equity
Retained earnings	Ps.	5,080,049	Ps.	(131,673)	Ps.	4,948,376

	As previously				Adjusted
	reported as of				As of December
	December 31, 2016		Adjustment		31, 2016
Short-term liabilities
Unearned transportation revenue	Ps.	2,153,567	Ps.	74,484	Ps.	2,228,051

Equity
Retained earnings	Ps.	5,927,576	Ps.	(74,484)	Ps.	5,853,092

Impact of adoption on the consolidated statements of operations

	As previously					Adjusted
	reported as of					As of December
	December 31, 2017		Adjustment			31, 2017
Operating revenues
Passenger revenues
Fare revenues	Ps.	17,791,317	Ps.	—		Ps.	17,791,317
Other passenger revenues		—		6,098,504			6,098,504
	Ps.	17,791,317	Ps.	6,098,504		Ps.	23,889,821
Non- passenger revenues
Other non-passenger revenues	Ps.	6,883,085	Ps.	(6,155,693)		Ps.	727,392
Cargo		170,973		—			170,973
	Ps.	7,054,058	Ps.	(6,155,693)		Ps.	898,365
	Ps.	24,845,375	Ps.	(57,189)	*	Ps.	24,788,186

Operating expenses	Ps.	24,826,733		—		Ps.	24,826,733
Operating income (loss)		18,642		(57,189)			(38,547)
Net loss	Ps.	(594,599)	Ps.	(57,189)		Ps.	(651,788)

	As previously					Adjusted
	reported as of					As of December
	December 31, 2016		Adjustment			31, 2016
Operating revenues
Passenger revenues
Fare revenues	Ps.	17,790,130	Ps.	—		Ps.	17,790,130
Other passenger revenues		—		4,919,452			4,919,452
	Ps.	17,790,130	Ps.	4,919,452		Ps.	22,709,582
Non- passenger revenues
Other non-passenger revenues	Ps.	5,550,698	Ps.	(4,960,343)		Ps.	590,355
Cargo		171,623		—			171,623
	Ps.	5,722,321	Ps.	(4,960,343)		Ps.	761,978
	Ps.	23,512,451	Ps.	(40,891)	*	Ps.	23,471,560

Operating expenses	Ps.	20,772,760	Ps.	—		Ps.	20,772,760
Operating income (loss)		2,739,691		(40,891)			2,698,800
Net income	Ps.	3,519,489	Ps.	(40,891)		Ps.	3,478,598

Impact on basic and diluted earnings per share (EPS)

	As previously
	reported as of
	December 31,
	2017		As Adjusted
Loss per share	Ps.	(0.588)	Ps.	(0.644)

	As previously
	reported as of
	December 31,
	2016		As Adjusted
Earnings per share	Ps.	3.478	Ps.	3.438

* The nature of the adjustments is described as follows:

The main impact of the IFRS 15 adoption, is the timing of recognition of certain air travel-related services (“ancillaries”). Under IAS 18, certain ancillaries, such as channel fee, itinerary changes and more flexibility, were recognized as revenue at the time of the booking by customer (or when the service was provided); however, under IFRS 15, those ancillaries are recognized when the air transportation service is rendered (at the time of the flight) or at ticket expiration.

This change arises primarily because those ancillaries do not constitute separate performance obligations but represent administrative tasks that do not constitute a distinct performance obligation and therefore should be accounted for together with the air fare as a single performance obligation of providing passenger transportation. Also, certain complimentary services including re-accommodation in other airlines provided to customers are recorded as reduction to revenues.

Additionally, the classification of certain ancillary fees in the statement of operations, such as advanced seat selection, fees charges for excess baggage, itinerary changes and other air travel-related services, changed upon adoption of IFRS 15, since they are part of the single performance obligation of providing passenger transportation services.

The Company has also identified and implemented changes to its accounting policies and practices, systems and controls, as well as designed and implemented specific controls over its evaluation of the impact of the new guidance on the Company, including the cumulative effect calculation, disclosure requirements and the collection of relevant data into the reporting process.

Amendments to IFRS 2 Classification and Measurement of Share-based Payment Transactions

The IASB issued amendments to IFRS 2 Share-based Payment that address three main areas: the effects of vesting conditions on the measurement of a cash-settled share-based payment transaction; the classification of a share-based payment transaction with net settlement features for withholding tax obligations; and accounting where a modification to the terms and conditions of a share-based payment transaction changes its classification from cash settled to equity settled. On adoption, entities are required to apply the amendments without restating prior periods, but retrospective application is permitted if elected for all three amendments and other criteria are met. The Company’s accounting policy for cash-settled share-based payments is consistent with the approach clarified in the amendments. In addition, the Company has no share-based payment transaction with net settlement features for withholding tax obligations and had not made any modifications to the terms and conditions of its share-based payment transaction. Therefore, these amendments do not have any impact on the consolidated financial statements.

New amended standards and interpretations not yet effective

IFRS 16 Leases

IFRS 16 was issued in January 2016 and it replaces IAS 17 Leases, IFRIC 4 Determining Whether an Arrangement Contains a Lease, SIC‑15 Operating Leases-Incentives and SIC‑27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees — leases of ‘low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognize a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset).

Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset.

Lessees will be also required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognize the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset. In addition, for leases denominated in a foreign currency other than the functional currency of the Company (which is the Mexican Peso) the lease liability will be remeasured with a charge to foreign exchange of the period.

IFRS 16 also requires lessees to make more extensive disclosures than under IAS 17.

IFRS 16 is effective for annual periods beginning on or after January 1, 2019. Early application is permitted, but not before an entity applies IFRS 15. A lessee can choose to apply the standard using either a full retrospective or a modified retrospective approach. The standard’s transition provisions permit certain relief.

Transition to IFRS 16

The Company adopted IFRS 16 on the mandatory date January 1, 2019, through the full retrospective method starting on January 1, 2017. The Company applied the standard to contracts that were previously identified as leases applying IAS 17 and IFRIC 4, see Note 14 for more information on the Company´s lease agreements.

During 2018, the Company performed a detailed impact assessment of IFRS 16.  In summary, the impact of IFRS 16 adoption is expected to be as follows:

The estimated impact on the statements of financial situation as of January 1, 2017, December 31, 2017 and December 31, 2018:

			As of		As of
	As of January 1,		December 31,		December 31,
	2017		2017		2018
Assets
Property, plant and equipment (Right-of-use-assets)	Ps.	23,709,968	Ps.	25,075,501	Ps.	31,985,598
Deferred income tax		2,699,552		2,231,702		2,271,031
Prepaid expenses		(266,959)		—		—

Liabilities
Lease liabilities	Ps.	32,639,927	Ps.	32,436,015	Ps.	39,463,811

Equity
Retained Earnings	Ps.	6,497,366

The estimated impact on the statements of operations for the years ended December 31, 2017 and 2018:

	For the year		For the year
	ended December		ended December
	31, 2017		31, 2018
Depreciation expense	Ps.	3,522,738	Ps.	4,123,513
Operating lease expense		(5,038,920)		(5,718,657)
Operating income		(1,516,182)		(1,595,144)
Financial costs		1,381,027		1,682,420
Foreign exchange (gain) loss		(1,434,290)		30,423
Income tax expense (benefit)		467,850		(39,328)
Net (income) loss	Ps.	(1,101,595)	Ps.	78,371

Due to the adoption of IFRS 16, the Company operating profit will improve, while its interest expense will increase. This is due to the change in the accounting for expenses of leases that were classified as operating leases under IAS 17.

IFRIC 23 — Uncertainty over Income Tax Treatments

IFRIC 23 clarifies the accounting for uncertainties in income taxes, the interpretation is to be applied to the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12.

An entity has to consider whether it is probable that the relevant authority will accept each tax treatment, or group of tax treatments, that it used or plans to use in its income tax filing; if the entity concludes that it is probable that a particular tax treatment is accepted, the entity has to determine taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates consistently with the tax treatment included in its income tax filings.

IFRIC 23 is effective for annual reporting periods beginning on or after January 1, 2019. Earlier application is permitted. The Company expects to adopt this interpretation at the effective date.

Convenience translation

y)  Convenience translation

U.S. dollar amounts at December 31, 2018 shown in the consolidated financial statements have been included solely for the convenience of the reader and are translated from Mexican pesos, using an exchange rate of Ps.19.6829 per U.S. dollar, as reported by the Mexican Central Bank (Banco de México) as the rate for the payment of obligations denominated in foreign currency payable in Mexico in effect on December 31, 2018. Such translation should not be construed as a representation that the peso amounts have been or could be converted into U.S. dollars at this or any other rate. The referred information in U.S. dollars is solely for information purposes and does not represent that the amounts are in accordance with IFRS or the equivalent in U.S. dollars in which the transactions were conducted or in which the amounts presented in Mexican pesos can be translated or realized.